UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                FORM 13F

                           FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2003

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Hovey, Youngman Associates, Inc.
Address:  330 Madison Avenue
          New York, NY  10017

13F File Number:  28-3051

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Christine Stuttig
Title:      Corporate Secretary
Phone:      (212) 661-3636
Signature, Place and Date of Signing:

   Christine Stuttig     New York, New York          April 23, 2003

Report Type (Check only one.):

[X]       13F HOLDINGS REPORT

[ ]       13F NOTICE

[ ]       13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     138

Form 13F Information Table Value Total:    $219,253


List of Other Included Managers:  None



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ING Prime Rate Tr Auction Rate PFD              44977W403      325       13 SH       SOLE                       13
Philadelphia Auth for Ind Deve PFD              71781M206      204     8000 SH       SOLE                     8000
Southern Co. Capital Trust V   PFD              842637209      992    39500 SH       SOLE                    39500
Milkhaus 8.00% Convertible Pre PFD CV                         1852   123500 SH       SOLE                   123500
Milkhaus Labs Series C2 Conver PFD CV           222222222     1216    40544 SH       SOLE                    40544
ZymeQuest Series A Convertible PFD CV                          120    12000 SH       SOLE                    12000
ZymeQuest Series B Convertible PFD CV                          540    36000 SH       SOLE                    36000
ZymeQuest Series C Convertible PFD CV           111111111     5090   509000 SH       SOLE                   509000
Zymequest 8.00% Convertible Pr PFD CV           111111111     2254   225400 SH       SOLE                   225400
3M Company                     COM              88579Y101      248     1908 SH       SOLE                     1908
AOL Time Warner Inc            COM              00184A105      117    10751 SH       SOLE                    10751
Abbott Labs                    COM              002824100     2911    77391 SH       SOLE                    77391
Altria Group Inc.              COM              02209S103      201     6700 SH       SOLE                     6700
American Express               COM              025816109     1774    53400 SH       SOLE                    53400
American Int'l Group           COM              026874107    33973   687015 SH       SOLE                   687015
                                                                74     1500 SH       OTHER                                      1500
Amgen Inc.                     COM              031162100      185     3216 SH       SOLE                     3216
                                                                92     1600 SH       OTHER                                      1600
Applied Materials              COM              038222105      569    45250 SH       SOLE                    45250
Automatic Data Processing Inc. COM              053015103      376    12200 SH       SOLE                    12200
Avery Dennison Corp.           COM              053611109      980    16700 SH       SOLE                    16700
BP Plc Spons Adr               COM              055622104     1097    28440 SH       SOLE                    28440
Bank of America Corp.          COM              060505104      894    13380 SH       SOLE                    13380
                                                               174     2600 SH       OTHER                                      2600
Baxter International           COM              071813109       79     4254 SH       SOLE                     4254
                                                               111     5952 SH       OTHER                                      5952
Bisys Group Inc                COM              055472104     1199    73455 SH       SOLE                    73455
Bombardier Inc. Cl B           COM              097751200       27    13000 SH       SOLE                    13000
Bristol Myers Squibb           COM              110122108      171     8113 SH       SOLE                     8113
                                                                95     4500 SH       OTHER                                      4500
CVS Corp.                      COM              126650100     1841    77170 SH       SOLE                    77170
                                                               100     4200 SH       OTHER                                      4200
Cardinal Health Inc.           COM              14149Y108     2137    37509 SH       SOLE                    37509
                                                                37      650 SH       OTHER                                       650
ChevronTexaco Corp.            COM              166764100      452     6999 SH       SOLE                     6999
                                                                72     1116 SH       OTHER                                      1116
Chubb Corp.                    COM              171232101      357     8060 SH       SOLE                     8060
Cintas Corp.                   COM              172908105     1700    51675 SH       SOLE                    51675
Cisco Sys Inc                  COM              17275R102     6565   505816 SH       SOLE                   505816
                                                                86     6600 SH       OTHER                                      6600
Citigroup Inc.                 COM              172967101     1040    30186 SH       SOLE                    30186
                                                                62     1800 SH       OTHER                                      1800
Coca Cola                      COM              191216100      606    14960 SH       SOLE                    14960
Cognetix, Inc.                 COM                             770   280000 SH       SOLE                   280000
Colgate Palmolive              COM              194162103      754    13850 SH       SOLE                    13850
                                                                98     1800 SH       OTHER                                      1800
Comcast Corp New Cl A          COM              20030N101     4172   145939 SH       SOLE                   145939
                                                                51     1800 SH       OTHER                                      1800
Comcast Corp New Cl A Special  COM              20030N200     1333    48500 SH       SOLE                    48500
                                                                19      700 SH       OTHER                                       700
Commerce Bancorp Inc           COM              200519106      688    17300 SH       SOLE                    17300
                                                                20      500 SH       OTHER                                       500
ConocoPhillips                 COM              20825C104      460     8580 SH       SOLE                     8580
                                                                80     1500 SH       OTHER                                      1500
DuPont E I De Nemours          COM              263534109      185     4750 SH       SOLE                     4750
                                                                58     1500 SH       OTHER                                      1500
E M C Corp                     COM              268648102      291    40190 SH       SOLE                    40190
Exxon Mobil Corp.              COM              30231G102    11203   320530 SH       SOLE                   320530
                                                               210     6012 SH       OTHER                                      6012
Fannie Mae                     COM              313586109     6543   100130 SH       SOLE                   100130
                                                               157     2400 SH       OTHER                                      2400
Fifth Third Bancorp            COM              316773100     7156   142465 SH       SOLE                   142465
                                                                75     1500 SH       OTHER                                      1500
First Data Corp.               COM              319963104     1630    44030 SH       SOLE                    44030
                                                                93     2500 SH       OTHER                                      2500
General Electric               COM              369604103    22627   887328 SH       SOLE                   887328
                                                               331    13000 SH       OTHER                                     13000
Home Depot                     COM              437076102     1575    64650 SH       SOLE                    64650
                                                               110     4500 SH       OTHER                                      4500
Honeywell Intl. Inc.           COM              438516106      190     8900 SH       SOLE                     8900
                                                                11      500 SH       OTHER                                       500
Illinois Tool Works            COM              452308109      763    13115 SH       SOLE                    13115
Int'l Bus Machines             COM              459200101      516     6575 SH       SOLE                     6575
                                                               165     2100 SH       OTHER                                      2100
Intel Corp                     COM              458140100     1014    62290 SH       SOLE                    62290
                                                                52     3200 SH       OTHER                                      3200
J P Morgan Chase & Co          COM              46625H100      884    37287 SH       SOLE                    37287
                                                                35     1480 SH       OTHER                                      1480
Johnson & Johnson              COM              478160104    11917   205935 SH       SOLE                   205935
                                                                23      400 SH       OTHER                                       400
Kohls Corp                     COM              500255104      485     8570 SH       SOLE                     8570
Liberty Media Corp. New Ser A  COM              530718105     3082   316767 SH       SOLE                   316767
                                                                12     1200 SH       OTHER                                      1200
Lowes Companies                COM              548661107     3677    90080 SH       SOLE                    90080
                                                                20      500 SH       OTHER                                       500
M B I A                        COM              55262C100     2719    70370 SH       SOLE                    70370
Medtronic Inc.                 COM              585055106     1630    36120 SH       SOLE                    36120
                                                               117     2600 SH       OTHER                                      2600
Merck                          COM              589331107     7095   129509 SH       SOLE                   129509
                                                                44      800 SH       OTHER                                       800
Microsoft Corp.                COM              594918104     2215    91498 SH       SOLE                    91498
                                                               131     5400 SH       OTHER                                      5400
Milkhaus Labs, Inc.            COM              111111111     3600   240000 SH       SOLE                   240000
Molex Cl A                     COM              608554200      736    39987 SH       SOLE                    39987
Morgan Stanley                 COM              617446448      104     2700 SH       SOLE                     2700
                                                               159     4140 SH       OTHER                                      4140
Nestle S A Sponsored Adr       COM              641069406      603    12190 SH       SOLE                    12190
Nokia Corp. Adr                COM              654902204      269    19200 SH       SOLE                    19200
                                                                45     3200 SH       OTHER                                      3200
Pepsico                        COM              713448108     5112   127810 SH       SOLE                   127810
Pfizer                         COM              717081103     5099   163634 SH       SOLE                   163634
                                                               143     4600 SH       OTHER                                      4600
Pitney Bowes                   COM              724479100      249     7800 SH       SOLE                     7800
Procter & Gamble               COM              742718109     8692    97607 SH       SOLE                    97607
                                                               174     1950 SH       OTHER                                      1950
Royal Dutch                    COM              780257804     1527    37480 SH       SOLE                    37480
Schlumberger                   COM              806857108      360     9460 SH       SOLE                     9460
                                                                15      400 SH       OTHER                                       400
State Street Corp.             COM              857477103      215     6800 SH       SOLE                     6800
Target Corporation             COM              87612E106      641    21900 SH       SOLE                    21900
                                                                15      500 SH       OTHER                                       500
Texas Instruments              COM              882508104     1339    81770 SH       SOLE                    81770
                                                               106     6500 SH       OTHER                                      6500
Tyco Intl. Ltd. New            COM              902124106      998    77600 SH       SOLE                    77600
                                                                33     2600 SH       OTHER                                      2600
Unit Corp.                     COM              909218109     2617   129000 SH       SOLE                   129000
Verizon Communications         COM              92343V104     3219    91063 SH       SOLE                    91063
                                                                 9      244 SH       OTHER                                       244
Viacom Inc. Cl B               COM              925524308     1476    40421 SH       SOLE                    40421
                                                                84     2300 SH       OTHER                                      2300
Vicor Corp                     COM              925815102      311    54600 SH       SOLE                    54600
Viewpoint Corp                 COM              92672P108        6    14100 SH       SOLE                    14100
Wachovia Corp New Com          COM              929903102      545    16000 SH       SOLE                    16000
Wal Mart Stores                COM              931142103      411     7900 SH       SOLE                     7900
Walgreen                       COM              931422109      556    18875 SH       SOLE                    18875
Wellpoint Health Networks      COM              94973h108     3913    50983 SH       SOLE                    50983
Wells Fargo & Co.              COM              949746101      471    10471 SH       SOLE                    10471
                                                                94     2100 SH       OTHER                                      2100
Wyeth                          COM              983024100      323     8532 SH       SOLE                     8532
                                                                23      600 SH       OTHER                                       600
Zimmer Holdings Inc            COM              98956P102     1102    22665 SH       SOLE                    22665
ZymeQuest                      COM              111111111     1497   149700 SH       SOLE                   149700
Soco International Ord         COM                              52    10000 SH       SOLE                    10000
Fidelity Investment Grade Bond                  316146109       82 10704.789SH       SOLE                10704.789
Harbor Capital Appreciation Fd                  411511504      241 12197.508SH       SOLE                12197.508
Mutual Qualified Fund Class Z                   628380206     1080 79564.210SH       SOLE                79564.210
Royce Micro-Cap Tr Inc Com                      780915104      122 15851.000SH       SOLE                15851.000
Vanguard/Windsor Fd II                          922018205      302 15156.412SH       SOLE                15156.412